EARNINGS PER SHARE (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015
Earnings Per Share [Abstract]
Net income	$ (1.0)	$ 42.3	$ (38.9)	$ 55.4
Basic shares (in shares)	165.2	77.5	165.1	77.5
Basic net (loss) income per share (in dollars per share)	$ (0.01)	$ 0.55	$ (0.24)	$ 0.71
Earnings Per Share, Diluted [Abstract]
Basic shares (in shares)	165.2	77.5	165.1	77.5
Stock-based compensation (in shares)	0.0	1.2	0.0	1.1
Diluted shares (in shares)	165.2	78.7	165.1	78.6
Diluted net (loss) income per share (in dollars per share)	$ (0.01)	$ 0.54	$ (0.24)	$ 0.70
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	6.9	0.8	6.9	1.4